Fair Value - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Detail) - Fair Value, Measurements, Recurring - Money market funds - USD ($)
$ in Thousands
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Assets	$ 14,940	$ 55,245	$ 57,715
Level 1
Assets
Assets	14,940	55,245	57,715
Level 2
Assets
Assets	0	0	0
Level 3
Assets
Assets	$ 0	$ 0	$ 0